General information (Details)	Dec. 30, 2023 country item	Oct. 30, 2023 country position	Dec. 31, 2023 employee	Jul. 01, 2023 employee	Dec. 31, 2022 employee
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Number of employees			1,123		1,338
Number of European countries in which positions has been agreed to transfer | country		14
Number of employees related to continuing operations			646		724
Drug discovery collaboration transaction with NovAliX
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Number of employees				121
Jyseleca business, classified as held for sale
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Number of positions in European countries agreed to transfer	400	400
Number of European countries in which positions has been agreed to transfer | country	14	14